Significant Accounting Policies (Q1) (Details)	Jun. 10, 2020 shares	Jun. 09, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Significant Accounting Policies [Abstract]
Common stock, shares issued (in shares)			600,090	600,090	548,590
Common stock, shares outstanding (in shares)			600,090	600,090	548,590
Subsequent Event [Member]
Significant Accounting Policies [Abstract]
Reverse stock split ratio	0.01
Common stock, shares issued (in shares)	600,090	60,009,005
Common stock, shares outstanding (in shares)	600,090	60,009,005